Income Tax - Schedule of Provision for Income Taxes (Details) (10-K)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Book Income (loss)		34.00%	34.00%
State taxes		0.00%	0.00%
Total	21.00%	34.00%	34.00%
Valuation allowance		(34.00%)	(34.00%)
Tax expense at actual rate		0.00%	0.00%